Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Schedule of Share-Based Compensation Expenses

Share-based compensation expenses recognized during the years presented are as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Share-based compensation expenses
- Related to accelerated vesting of share options (a)	66,429	(64,660)	(1,905)
- Related to modification of exercise price of share options on modification day	-	12,793	-
- Related to vesting of share options (b)	464,011	392,727	79,407
Total	530,440	340,860	77,502

Movement in Number of Share Options Granted and Related Weighted Average Exercise Prices

Movements in the number of share options granted and their related weighted average exercise prices are as follows:

	Number of options	Weighted average exercise price (US$)	Weighted average remaining contractual life (years)	Aggregate intrinsic value (US$’000)
As of January 1, 2021	185,907,876	0.2179	13.73
Granted	55,388,338	0.8790
Forfeited	(4,570,510)	0.8782
Exercised	(7,686,832)	0.0392
As of December 31, 2021	229,038,872	0.3706	12.98	38,230
Granted	85,357,994	0.0250
Forfeited	(27,297,153)	0.0250
As of December 31, 2022	287,099,713	0.0448	11.99	91,942
Granted	110,582,949	0.0250
Forfeited	(36,543,665)	0.0254
Exercised	(37,080,608)	0.0248
As of December 31, 2023	324,058,389	0.0407	11.11	53,820

Exercisable as of December 31, 2023	129,585,857			41,190

Schedule of Key Assumptions Used to Determine Fair Value of Share Options

The Company has used binomial option-pricing model to determine the fair value of the share options as of the grant dates. Key assumptions are set as below:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Weighted average fair value per option granted	1.3882	0.2562	0.2839
Weighted average exercise price	5.6699	0.1659	0.1747
Risk-free interest rate (1)	1.45%-1.97%	1.56%-4.04%	3.49%-4.75%
Expected term (in year) (2)	14	14	14
Expected volatility (3)	54.69%-57.00%	53.62%-68.75%	65.49%-68.03%
Dividend yield (4)	0%	0%	0%

(1)
The risk-free interest rates of periods within the contractual life of the share option are based on the daily treasury long-term rate of U.S. Department of the Treasury as of the valuation dates.
(2)
The expected term is the contract life of the option.
(3)
Expected volatility is estimated based on the average of historical volatilities of the comparable companies in the same industry as at the valuation dates.
(4)
The Company has no history or expectation of paying dividend on its ordinary shares. The expected dividend yield was estimated based on the Company’s expected dividend policy over the expected term of the option.

Schedule of Share-Based Compensation Expenses included in Statement of Operations

For the years ended December 31, 2021, 2022 and 2023, share-based compensation expenses have been included in the following accounts in the consolidated statement of operations:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

Fulfilment expenses	13,122	4,267	2,055
Selling and marketing expenses	80,558	62,231	23,518
General and administrative expenses	418,823	248,400	46,902
Research and development expenses	17,937	25,962	5,027